Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease cost	$ 4,949	$ 5,209	$ 5,488
Short-term and variable lease cost	4,359	3,996	3,417
Total lease cost	$ 9,308	$ 9,205	$ 8,905